Long Term Debt - Future Debt Payment Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2015
Debt Disclosure [Abstract]
1 year or less	$ 0
2 years	0
3 years	0
4 years	0
5 years	0
Thereafter	430,000
Total future payments	$ 430,000